Nature of Operations and Going Concern (Schedule of Acquisition Costs) (Details) (USD $)	Dec. 31, 2012
Nature Of Operations And Going Concern Details
Current assets (including cash of $3,200)	$ 3,200
Intangible assets
Liabilities assumed
Net purchase price	$ 3,200